Unaudited condensed consolidated statement of changes in equity - USD ($) $ in Millions	Total	Share capital	Share premium	Accumulated losses	Other reserve	Share-based payment reserve	Foreign currency translation reserve	Equity (deficit) attributable to owners of the Company	Non- controlling interests
Beginning balance at Dec. 31, 2021	$ 8,019		$ 21,529	$ (14,402)	$ 243	$ 382	$ (19)	$ 7,733	$ 286
Loss for the period	(1,007)	$ 0	0	(970)	0	0	0	(970)	(37)
Other comprehensive income
Exchange differences on translation of foreign operations	(54)	0	0	0	0	0	(54)	(54)	0
Put liability arising from business combination	0
Total other comprehensive loss	(54)	0	0	0	0	0	(54)	(54)	0
Total comprehensive loss for the period	(1,061)	0	0	(970)	0	0	(54)	(1,024)	(37)
Contributions by owners
Acquisition of subsidiary	(23)		46	0	(91)	0	0	(45)	22
Share options exercised/restricted stock units vested	0		240	0	0	(240)	0	0	0
Share-based payment	231	0	0	0	0	231	0	231	0
Total contributions by owners	208		286	0	(91)	(9)	0	186	22
Changes in ownership interests in subsidiaries
Changes in non-controlling interests without a loss of control	0	0	417	(161)	0	0	0	256	(256)
Total changes in ownership interests in subsidiaries	0	0	417	(161)	0	0	0	256	(256)
Total transactions with owners	208		703	(161)	(91)	(9)	0	442	(234)
Ending balance at Jun. 30, 2022	7,166		22,232	(15,533)	152	373	(73)	7,151	15
Beginning balance at Dec. 31, 2022	6,657		22,278	(16,277)	153	516	(67)	6,603	54
Loss for the period	(397)	0	0	(378)	0	0	0	(378)	(19)
Other comprehensive income
Exchange differences on translation of foreign operations	(14)	0	0	0	0	0	(12)	(12)	(2)
Defined benefit plan remeasurements	(1)	0	0	(1)	0	0	0	(1)	0
Put liability arising from business combination	(6)	0	0	0	(2)	0	0	(2)	(4)
Total other comprehensive loss	(21)	0	0	(1)	(2)	0	(12)	(15)	(6)
Total comprehensive loss for the period	(418)	0	0	(379)	(2)	0	(12)	(393)	(25)
Contributions by owners
Share options exercised/restricted stock units vested	12		325	0	0	(313)	0	12	0
Share-based payment	168	0	0	0	0	168	0	168	0
Total contributions by owners	180		325	0	0	(145)	0	180	0
Changes in ownership interests in subsidiaries
Changes in non-controlling interests without a loss of control	(28)	0	0	(19)	0	0	0	(19)	(9)
Total changes in ownership interests in subsidiaries	(28)	$ 0	0	(19)	0	0	0	(19)	(9)
Total transactions with owners	152		325	(19)	0	(145)	0	161	(9)
Ending balance at Jun. 30, 2023	$ 6,391		$ 22,603	$ (16,675)	$ 151	$ 371	$ (79)	$ 6,371	$ 20